Financial Risk Management (Tables)	12 Months Ended
Jun. 30, 2021
Statement [LineItems]
Summary of Exposure to Foreign Currency Risk
The Group’s exposure to foreign currency risk at the end of the reporting period, expressed in Australian dollar, was as follows:

	June 30, 2021		June 30, 2020
	USD	EUR	USD	EUR
Cash in bank	14,016,277	14,320,386	7,444,611	9,243,299
Trade and other receivables	49,880	4,312,691	—	1,966,803
Trade and other payables	(690,847)	(663,196)	(589,428)	(951,654)

Summary of Credit Quality of Cash and Cash Equivalents and Receivables

	June 30, 2021	June 30, 2020
	$	$
Cash at bank and short-term bank deposits excluding restricted cash
Minimum rating of A	60,127,906	26,321,627

Summary of Contractual Undiscounted Cash Flows
The amounts disclosed in the table are the contractual undiscounted cash flows. Balances due within 12 months equal their carrying balances as the impact of discounting is not significant.

Contractual maturities of financial liabilities At June 30, 2021	Less than 12 months $	Between 1 and 5 years $	More than 5 years $	Total contractual cash flows $	Carrying Amount (assets) / liabilities $
Non-Derivatives
Trade and other payables	4,781,729	—	—	4,781,729	4,781,729
Convertible note liability (refer note 16)	—	4,469,019	—	4,469,019	2,526,870
Lease liability	215,005	78,455	—	293,460	288,307

	4,996,734	4,547,474	—	9,544,208	7,596,906

Contractual maturities of financial liabilities At June 30, 2020	Less than 12 months $	Between 1 and 5 years $	More than 5 years $	Total contractual cash flows $	Carrying Amount (assets) / liabilities $
Non-Derivatives
Trade and other payables	2,934,371	—	—	2,934,371	2,934,371
Convertible note liability (refer note 16)	—	—	17,876,076	17,876,076	8,789,113
Lease liability	137,025	136,154	—	273,179	262,383

	3,071,396	136,154	17,876,076	21,083,626	11,985,867

Summary of Financial Assets and Financial Liabilities Measured and Recognized at Fair Value
The following table presents the Group’s financial assets and financial liabilities measured and recognized at fair value at June 30, 2021 and June 30, 2020 on a recurring basis:

At June 30, 2021	Level 1 $	Level 2 $	Level 3 $	Total $
Liabilities
Convertible note liability	—	—	2,526,870	2,526,870
Warrant liability	—	722,966	—	722,966

Total liabilities	—	722,966	2,526,870	3,249,836

At June 30, 2020	Level 1 $	Level 2 $	Level 3 $	Total $
Liabilities
Convertible note liability	—	—	8,789,113	8,789,113
Warrant liability	—	949,600	—	949,600

Total liabilities	—	949,600	8,789,113	9,738,713

Summary Of Information About Quantitative Information Of Significant Inputs In Fair Value Measurements
The following table summarizes the quantitative information about the significant inputs used in level 3 fair value measurements:

Description	Fair value at June 30, 2021 $	Unobservable inputs	Range of inputs
Convertible note	2,526,870	Face value	3,437,707
		Interest rate of note	3%
		Risk adjusted interest rate	15%